Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Cost of Sales

	Years ended December 31,
(in thousands)	2019	2018	2017
Wages, benefits and social security expense	€7,206	€6,726	€6,105
Laboratory supplies	3,845	1,368	2,849
Purchased services	1,986	2,514	-
Depreciation and amortization	1,467	1,367	-
Other	2,857	1,715	364
Total	€17,361	€13,690	€9,318

Research and Development Expenses

	Years ended December 31,
(in thousands)	2019	2018	2017
Wages, benefits and social security expense	€83,213	€45,668	€31,970
Purchased services	65,552	42,079	22,686
Laboratory supplies	37,218	22,921	15,762
Depreciation and amortization	27,533	18,312	9,859
Lease and lease related cost	2,527	2,404	3,475
IT costs	3,800	1,572	366
Travel costs	1,546	1,281	776
Transport costs	1,081	668	396
Job advertisement expenses	1,040	352	-
Other	2,956	7,783	206
Total	€226,466	€143,040	€85,496

Sales and Marketing Expenses

	Years ended December 31,
(in thousands)	2019	2018	2017
Wages, benefits and social security expense	€1,938	€1,728	€1,631
Purchased services	247	794	2,771
Travel costs	88	267	260
Other	445	252	1,940
Total	€2,718	€3,041	€6,603

General and Administrative Expenses

	Years ended December 31,
(in thousands)	2019	2018	2017
Wages, benefits and social security expense	€19,122	€8,582	€9,861
Purchased services	6,419	5,177	3,544
IT and office equipment	4,573	3,774	2,706
Depreciation and amortization	4,855	2,284	630
Lease and lease related cost	1,715	1,012	1,611
Travel costs	1,391	1,043	247
Insurance premiums	1,061	145	99
Laboratory supplies	785	456	63
Job advertisement expenses	548	861	719
Other	5,078	3,000	4,039
Total	€45,547	€26,334	€23,520

Other Operating Income
	Years ended December 31,
(in thousands)	2019	2018	2017
Government grants	€1,547	€4,228	€2,266
Other	1,177	1,168	83
Total	€2,724	€5,396	€2,349

Finance Income
	Years ended December 31,
(in thousands)	2019	2018	2017
Interest income	€1,781	€1,996	€2,133
Foreign exchange gains (net)	2,341	6,050	-
Total	€4,122	€8,046	€2,133

Finance Expenses
	Years ended December 31,
(in thousands)	2019	2018	2017
Financial instruments measured at amortized cost	€326	€48	€53
Foreign exchange loss (net)	-	-	25,955
Total	€326	€48	€26,007